Contingent consideration - Narrative (Details) $ in Thousands, € in Millions		12 Months Ended
	Apr. 11, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 09, 2024 USD ($)	Dec. 14, 2020 EUR (€)
Detailed information about contingent consideration [Line Items]
Remeasurement of contingent consideration		$ 11,618	$ (7,326)	$ (22,687)
ANMI
Detailed information about contingent consideration [Line Items]
Future variable payments (in years)		5 years
Remeasurement of contingent consideration		$ 1,973
Contingent consideration covenant, sales volumes and outstanding balance settled		$ 51,657
TheraPharm
Detailed information about contingent consideration [Line Items]
Milestone payment on completion of phase III pivotal registration trial | €						€ 5
Milestone payment on receipt of second marketing approval | €						€ 5
Threshold sales percentage for first approval (in percent)						0.05
Risk adjusted discount rate (in percent)		13.20%	12.50%
IsoTherapeutics
Detailed information about contingent consideration [Line Items]
Contingent or deferred consideration					$ 5,000
ARTMS
Detailed information about contingent consideration [Line Items]
Risk adjusted discount rate (in percent)	15.00%	14.30%
Contingent or deferred consideration	$ 24,500
Date of termination of earn-outs	10 years